Other Long-Term Liabilities - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Asset retirement obligations	$ 9,743	$ 8,607	$ 7,690	$ 6,908
North America
Disclosure of operating segments [line items]
Asset retirement obligations	4,937	4,783
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	2,629	1,724
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	275	197
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	1,901	1,902
Midstream and Refining
Disclosure of operating segments [line items]
Asset retirement obligations	$ 1	$ 1